Related-party transactions - Schedule of key management compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Salaries and other short-term employee benefits	€ 2,821	€ 1,930	€ 2,950
Other long-term benefits	45	24	18
Share-based payments (expense of the year)	722	856	1,786
KEY MANAGEMENT COMPENSATION	€ 3,588	2,809	€ 4,755
Leaving indemnities		€ 900